Credit facilities (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
long-term bank loans	$ 668,241	$ 762,547
Huaneng Guicheng Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	10.44%	10.44%
long-term bank loans	$ 62,130	$ 100,335